Annual Total Returns- Federated Hermes Municipal High Yield Advantage Fund (A B C F IS Shares) [BarChart] - A B C F IS Shares - Federated Hermes Municipal High Yield Advantage Fund - F	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	3.47%	11.02%	13.28%	(5.19%)	14.73%	4.63%	1.01%	7.48%	0.76%	9.44%